Trade payables and other current liabilities - Schedule of Trade Payables and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 9,342	$ 13,916	$ 15,701
Other current liabilities:
Employees and social debts	7,497	7,987	7,424
Provisions	77	0	89
Others	781	1,193	963
Total other current liabilities	8,355	9,180	8,476
License and development services agreement (See Note 19)	5,774	8,201	12,392
Deferred revenue	190	476	753
Current contract liabilities	$ 5,964	$ 8,677	$ 13,145